Other Accounts Receivable and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Government authorities	$ 96	$ 71
Advances to suppliers	268	193
Prepaid expenses	377	578
Accrued income	56	29
Other	32	27
Other accounts receivables and prepaid expenses	$ 829	$ 898